Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the projected benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	14 years
Accumulated benefit obligation	¥ 293,039	¥ 295,810
Fair value of plan assets	231,461	234,747	¥ 225,744
Contributions to the defined contribution pension plans	6,709	6,478	3,585
Contributions to overseas defined contribution pension plans	9,215	8,035	8,497
Health care benefit cost	10,035	9,463	9,308
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	20,469	21,047
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	127,471	133,158
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	56,656	69,719	¥ 65,081
Amount of unrealized profit (loss) of Level 3 assets	¥ (842)	(14,150)
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	15.00%
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	44.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	25.00%
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	73,314	72,106
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	16.00%
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	33,575	35,857
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Non-Japanese entities' plans [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	36,129	39,572
Non-Japanese entities' plans [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	1,543	1,543
Non-Japanese entities' plans [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	2,181	2,192
Non-Japanese entities' plans [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	36,129	39,572
Amount of unrealized profit (loss) of Level 3 assets	(4,060)	(2,039)
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 7,911	¥ 8,912